UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21671

RMR PREFERRED DIVIDEND FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service of Process)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP

Thomas M. O’Brien, President

1666 K Street, NW
RMR Preferred Dividend Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Thomas J. Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

RMR Preferred Dividend Fund

The Fund commenced operations on May 25, 2005 and voted no proxies during the period ended June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Preferred Dividend Fund

/s/ Thomas M. O’Brien	/s/ Mark L. Kleifges
Thomas M. O’Brien	Mark L. Kleifges
President	Treasurer

Date: August 23, 2005